UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-22693

CLEARBRIDGE MLP AND MIDSTREAM TOTAL RETURN FUND INC.

(Exact Name of the Registrant as Specified in Charter)

620 Eighth Avenue, 47th Floor

New York, New York 10018

(Address of Principal Executive Office - Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it will redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance on the no-action letter issued by the Commission staff to Gladstone Investment Corporation dated December 5, 2019.

(1)	Title of Class of Securities of ClearBridge MLP and Midstream Total Return Fund Inc. (“Fund”) to be Redeemed:

$10,000,000 aggregate principal amount of 3.60% Series E Senior Secured Notes due August 26, 2024 (the “Series E Notes”).

(2)	Date(s) on Which the Securities may be Redeemed:

The date fixed for redemption is August 7, 2024.

(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities may be Redeemed:

The Series E Notes are being redeemed pursuant to Section 8.2.1 of the Note Purchase Agreement dated August 26, 2015.

(4)	Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund will redeem 100% ($1,575,680) of the outstanding Series E Notes.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this Notification of Redemption of Securities to be duly executed on its behalf by the undersigned in the City of New York and the State of New York on this 8th day of July, 2024.

CLEARBRIDGE MLP AND MIDSTREAM TOTAL RETURN FUND INC.

By:	/s/ Marc A. De Oliveira
Name: Marc A. De Oliveira
Title: Secretary